Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 97.4%
Building Products 2.0%
1,683	Johnson Controls Int'l PLC	$111,818
Chemicals 7.3%
772	Linde PLC	259,762
594	Sika AG	151,803
		411,565
Commercial Services & Supplies 2.1%
810	Waste Connections, Inc.	116,904
Construction & Engineering 3.7%
2,403	Arcadis NV	98,089
751	Quanta Services, Inc.	112,560
		210,649
Construction Materials 2.0%
2,736	CRH PLC	109,569
Electric Utilities 17.7%
891	Acciona SA	174,284
1,700	Constellation Energy Corp.	163,404
1,008	Duke Energy Corp.	100,729
2,385	Exelon Corp.	98,668
11,636	Iberdrola SA	131,457
2,991	NextEra Energy, Inc.	253,338
909	Orsted AS(a)	79,592
		1,001,472
Electrical Equipment 24.2%
6,039	ABB Ltd.	189,795
301	Accelleron Industries AG*	6,115
11,149	Ballard Power Systems, Inc.*	68,047
1,089	Eaton Corp. PLC	177,997
243	Generac Holdings, Inc.*	25,641
594	Hubbell, Inc.	150,912
6,444	Nordex SE*	82,741
2,737	Plug Power, Inc.*	43,683
990	Schneider Electric SE	146,197
10,115	Siemens Gamesa Renewable Energy SA*	190,603
3,636	Sunrun, Inc.*	118,461
6,469	Vestas Wind Systems A/S	168,079
		1,368,271
Electronic Equipment, Instruments & Components 2.0%
2,115	Itron, Inc.*	112,476
Number of Shares		Value
Independent Power and Renewable Electricity Producers 10.1%
3,231	Atlantica Sustainable Infrastructure PLC	$ 90,145
2,393	NextEra Energy Partners L.P.	192,613
1,413	Ormat Technologies, Inc.	127,778
7,056	Sunnova Energy Int'l, Inc.*	161,088
		571,624
Machinery 0.8%
324	Chart Industries, Inc.*	46,329
Multi-Utilities 7.8%
3,654	CenterPoint Energy, Inc.	113,676
1,314	Dominion Energy, Inc.	80,298
11,007	National Grid PLC	135,398
672	Sempra Energy	111,680
		441,052
Oil, Gas & Consumable Fuels 6.9%
1,197	Cheniere Energy, Inc.	209,906
1,035	DTE Midstream, Inc.	62,442
3,339	Williams Cos., Inc.	115,863
		388,211
Professional Services 1.8%
810	Jacobs Solutions, Inc.	102,497
Semiconductors & Semiconductor Equipment 9.0%
3,922	Canadian Solar, Inc.*	140,604
576	Enphase Energy, Inc.*	184,660
1,056	First Solar, Inc.*	182,191
		507,455
Total Common Stocks (Cost $5,511,488)		5,499,892
Short-Term Investments 2.5%
Investment Companies 2.5%
140,009	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.66%(b) (Cost $140,009)	140,009
Total Investments 99.9% (Cost $5,651,497)		5,639,901
Other Assets Less Liabilities 0.1%		7,669
Net Assets 100.0%		$5,647,570

See Notes to Schedule of Investments

Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)  (cont’d)
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2022 amounted to $79,592, which represents 1.4% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$3,423,809	60.6%
Spain	586,489	10.4%
United Kingdom	395,160	7.0%
Switzerland	347,713	6.2%
Denmark	247,671	4.4%
Canada	208,651	3.7%
Ireland	109,569	1.9%
Netherlands	98,089	1.7%
Germany	82,741	1.5%
Short-Term Investments and Other Assets—Net	147,678	2.6%
	$5,647,570	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Chemicals	$259,762	$151,803	$—	$411,565
Construction & Engineering	112,560	98,089	—	210,649
Construction Materials	—	109,569	—	109,569
Electric Utilities	616,139	385,333	—	1,001,472
Electrical Equipment	590,856	777,415	—	1,368,271
Multi-Utilities	305,654	135,398	—	441,052
Other Common Stocks#	1,957,314	—	—	1,957,314
Total Common Stocks	3,842,285	1,657,607	—	5,499,892
Short-Term Investments	—	140,009	—	140,009
Total Investments	$3,842,285	$1,797,616	$—	$5,639,901

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)
November 30, 2022

Principal Amount		Value
Asset-Backed Securities 18.1%
$ 1,853,798	Ally Auto Receivables Trust, Ser. 2022-1, Class A2, 2.67%, due 4/15/2025	$ 1,832,802
887,650	BMW Vehicle Lease Trust, Ser. 2022-1, Class A2, 0.67%, due 5/28/2024	879,385
	Capital One Prime Auto Receivables Trust
612,416	Ser. 2021-1, Class A2, 0.32%, due 2/18/2025	604,017
3,534,879	Ser. 2022-1, Class A2, 2.71%, due 6/16/2025	3,480,696
400,317	CNH Equipment Trust, Ser. 2021-C, Class A2, 0.33%, due 1/15/2025	393,261
316,009	DLLMT LLC, Ser. 2021-1A, Class A2, 0.60%, due 3/20/2024	311,596(a)
622,000	DLLST LLC, Ser. 2022-1A, Class A2, 2.79%, due 1/22/2024	614,991(a)
1,658,480	Ford Credit Auto Lease Trust, Ser. 2022-A, Class A2A, 2.78%, due 10/15/2024	1,637,091
	Ford Credit Auto Owner Trust
1,075,012	Ser. 2022-A, Class A2, 0.73%, due 9/15/2024	1,060,436
2,120,000	Ser. 2022-B, Class A2A, 3.44%, due 2/15/2025	2,098,803
1,120,070	GM Financial Automobile Leasing Trust, Ser. 2022-2, Class A2, 2.93%, due 10/21/2024	1,104,335
	GM Financial Consumer Automobile Receivables Trust
888,212	Ser. 2021-4, Class A2, 0.28%, due 11/18/2024	878,060
384,553	Ser. 2022-1, Class A2, 0.76%, due 2/18/2025	378,500
774,814	Ser. 2022-2, Class A2, 2.52%, due 5/16/2025	764,520
2,138,000	Ser. 2022-3, Class A2A, 3.50%, due 9/16/2025	2,110,766
455,389	Harley-Davidson Motorcycle Trust, Ser. 2022-A, Class A2A, 2.45%, due 5/15/2025	450,635
1,217,689	Honda Auto Receivables Owner Trust, Ser. 2021-4, Class A2, 0.39%, due 5/21/2024	1,199,202
1,049,654	HPEFS Equipment Trust, Ser. 2022-1A, Class A2, 1.02%, due 5/21/2029	1,029,615(a)
	Hyundai Auto Lease Securitization Trust
190,835	Ser. 2021-B, Class A2, 0.19%, due 10/16/2023	190,523(a)
373,709	Ser. 2022-B, Class A2A, 2.75%, due 10/15/2024	368,088(a)
	Hyundai Auto Receivables Trust
622,569	Ser. 2021-C, Class A2A, 0.36%, due 10/15/2024	613,611
1,679,367	Ser. 2022-A, Class A2A, 1.81%, due 2/18/2025	1,652,285
1,216,208	Kubota Credit Owner Trust, Ser. 2022-1A, Class A2, 2.34%, due 4/15/2025	1,190,015(a)
1,419,000	Mercedes Benz Auto Receivables Mbart 2022 1 A2, Series 2022-1, 5.26%, due 10/15/2025	1,417,150
	MMAF Equipment Finance LLC
169,387	Ser. 2021-A, Class A2, 0.30%, due 4/15/2024	168,968(a)
1,005,000	Ser. 2022-A, Class A2, 2.77%, due 2/13/2025	983,026(a)
	Navient Student Loan Trust
71,154	Ser. 2017-4A, Class A2, (1M USD LIBOR + 0.50%), 4.52%, due 9/27/2066	71,049(a)(b)
85,287	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 4.54%, due 1/25/2068	85,137(a)(b)
	Nissan Auto Lease Trust
422,199	Ser. 2021-A, Class A2, 0.30%, due 12/15/2023	420,172
1,018,000	Ser. 2022-A, Class A2A, 3.45%, due 8/15/2024	1,007,234
	Santander Retail Auto Lease Trust
213,200	Ser. 2021-A, Class A2, 0.32%, due 2/20/2024	211,986(a)
776,759	Ser. 2022-A, Class A2, 0.97%, due 3/20/2025	756,480(a)
816,292	Ser. 2022-B, Class A2, 2.84%, due 5/20/2025	802,377(a)
502,775	Tesla Auto Lease Trust, Ser. 2021-A, Class A2, 0.36%, due 3/20/2025	497,199(a)
	Toyota Auto Receivables Owner Trust
1,056,873	Ser. 2022-A, Class A2, 0.74%, due 10/15/2024	1,042,757
714,830	Ser. 2022-B, Class A2A, 2.35%, due 1/15/2025	704,824
	Toyota Lease Owner Trust
754,154	Ser. 2021-B, Class A2, 0.25%, due 3/20/2024	747,710(a)
535,997	Ser. 2022-A, Class A2, 1.73%, due 7/22/2024	524,762(a)
1,138,000	Verizon Master Trust Vzmt 2022 7 A1b, Series 2022-7, (SOFR + 0.85%), 4.40%, due 11/22/2027	1,138,114(b)
933,948	Verizon Owner Trust, Ser. 2020-B, Class A, 0.47%, due 2/20/2025	916,786
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
World Omni Auto Receivables Trust
$ 108,128	Ser. 2021-B, Class A2, 0.20%, due 7/15/2024	$ 107,871
1,413,648	Ser. 2022-A, Class A2, 1.15%, due 4/15/2025	1,393,452
909,000	Ser. 2022-B, Class A2A, 2.77%, due 10/15/2025	894,025
425,000	Ser. 2022-D, Class A2A, 5.51%, due 3/16/2026	424,968
World Omni Automobile Lease Securitization Trust
99,946	Ser. 2021-A, Class A2, 0.21%, due 4/15/2024	99,397
1,271,376	Ser. 2022-A, Class A2, 2.63%, due 10/15/2024	1,253,205
Total Asset-Backed Securities (Cost $41,044,837)		40,511,882

Corporate Bonds 58.8%
Aerospace & Defense 0.5%
1,190,000	Boeing Co., 1.17%, due 2/4/2023	1,181,021
Auto Manufacturers 3.5%
Toyota Motor Credit Corp.
2,875,000	(SOFR + 0.65%), 4.15%, due 12/29/2023	2,870,527(b)
1,565,000	(SOFR + 0.62%), 4.04%, due 3/22/2024	1,562,139(b)
3,480,000	Volkswagen Group of America Finance LLC, (SOFR + 0.95%), 4.09%, due 6/7/2024	3,460,582(a)(b)
7,893,248
Banks 17.6%
Bank of America Corp.
1,775,000	(3M USD LIBOR + 0.79%), 3.95%, due 3/5/2024	1,772,507(b)
3,765,000	(SOFR + 1.10%), 4.85%, due 4/25/2025	3,737,680(b)
4,138,000	Citigroup, Inc., (3M USD LIBOR + 1.10%), 5.75%, due 5/17/2024	4,141,958(b)
5,442,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60%), 6.33%, due 11/29/2023	5,492,199(b)
6,005,000	JPMorgan Chase & Co., (SOFR + 0.58%), 4.02%, due 6/23/2025	5,874,311(b)
Morgan Stanley
215,000	(SOFR + 0.47%), 4.29%, due 11/10/2023	214,042(b)
5,484,000	(SOFR + 0.63%), 4.36%, due 1/24/2025	5,396,256(b)
Royal Bank of Canada
270,000	(3M USD LIBOR + 0.36%), 4.44%, due 1/17/2023	270,030(b)
1,240,000	(SOFR + 0.44%), 4.14%, due 1/21/2025	1,215,977(b)
1,218,000	Toronto-Dominion Bank, (SOFR + 0.48%), 4.23%, due 1/27/2023	1,218,159(b)
Truist Bank
2,045,000	(SOFR + 0.73%), 3.93%, due 3/9/2023	2,045,248(b)
2,460,000	(SOFR + 0.20%), 3.85%, due 1/17/2024	2,437,601(b)
530,000	Truist Financial Corp., (SOFR + 0.40%), 3.60%, due 6/9/2025	517,768(b)
4,575,000	Wells Fargo & Co., 3.75%, due 1/24/2024	4,511,760
640,000	Westpac Banking Corp., (3M USD LIBOR + 0.39%), 4.33%, due 1/13/2023	639,626(b)
39,485,122
Cosmetics - Personal Care 0.7%
1,605,000	GSK Consumer Healthcare Co., (SOFR + 0.89%), 4.22%, due 3/24/2024	1,597,799(b)
Diversified Financial Services 3.6%
American Express Co.
995,000	(SOFR + 0.23%), 4.04%, due 11/3/2023	986,610(b)
3,052,000	(SOFR + 0.93%), 4.03%, due 3/4/2025	3,052,494(b)
1,670,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 2/15/2023	1,668,112(a)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
Capital One Financial Corp.
$ 1,175,000	(3M USD LIBOR + 0.72%), 5.13%, due 1/30/2023	$ 1,174,976(b)
1,175,000	(SOFR + 1.35%), 5.17%, due 5/9/2025	1,157,498(b)
8,039,690
Electric 8.7%
1,855,000	Duke Energy Corp., (SOFR + 0.25%), 3.47%, due 6/10/2023	1,846,437(b)
2,745,000	Florida Power & Light Co., (SOFR + 0.25%), 4.07%, due 5/10/2023	2,737,559(b)
985,000	Mississippi Power Co., (SOFR + 0.30%), 3.78%, due 6/28/2024	962,536(b)
National Rural Utilities Cooperative Finance Corp.
1,040,000	Ser. D, (SOFR + 0.40%), 4.22%, due 8/7/2023	1,036,140(b)
2,220,000	Ser. D, (SOFR + 0.33%), 3.98%, due 10/18/2024	2,190,961(b)
4,500,000	NextEra Energy Capital Holdings, Inc., (SOFR + 0.40%), 4.21%, due 11/3/2023	4,461,560(b)
3,767,000	PPL Electric Utilities Corp., (SOFR + 0.33%), 3.79%, due 6/24/2024	3,714,042(b)
2,507,000	Southern California Edison Co., (SOFR + 0.47%), 3.55%, due 12/2/2022	2,507,000(b)
19,456,235
Entertainment 0.9%
2,010,000	Warnermedia Holdings, Inc., (SOFR + 1.78%), 5.08%, due 3/15/2024	2,003,215(a)(b)
Gas 1.5%
1,030,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 3.57%, due 3/9/2023	1,028,910(b)
1,636,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 5.28%, due 3/2/2023	1,634,685(b)
585,000	Southern California Gas Co., (3M USD LIBOR + 0.35%), 3.62%, due 9/14/2023	583,550(b)
3,247,145
Healthcare - Products 2.8%
2,500,000	Baxter Int'l, Inc., (SOFR + 0.26%), 4.09%, due 12/1/2023	2,477,205(b)
Thermo Fisher Scientific, Inc.
1,995,000	(SOFR + 0.35%), 4.00%, due 4/18/2023	1,991,900(b)
1,755,000	(SOFR + 0.39%), 4.04%, due 10/18/2023	1,747,774(b)
6,216,879
Insurance 0.6%
1,356,000	Protective Life Global Funding, (SOFR + 0.98%), 4.46%, due 3/28/2025	1,342,676(a)(b)
Machinery - Construction & Mining 1.0%
2,344,000	Caterpillar Financial Services Corp., (SOFR + 0.27%), 3.51%, due 9/13/2024	2,330,672(b)
Machinery - Diversified 0.4%
John Deere Capital Corp.
605,000	(SOFR + 0.20%), 3.76%, due 10/11/2024	597,997(b)
398,000	(SOFR + 0.56%), 3.64%, due 3/7/2025	395,083(b)
993,080
Media 0.3%
645,000	Comcast Corp., (3M USD LIBOR + 0.63%), 4.71%, due 4/15/2024	646,283(b)
Miscellaneous Manufacturer 2.7%
General Electric Co.
3,440,000	(3M USD LIBOR + 1.00%), 4.29%, due 3/15/2023	3,439,055(b)
580,000	(3M USD LIBOR + 1.00%), 5.08%, due 4/15/2023	579,988(b)
1,950,000	Siemens Financieringsmaatschappij NV, (SOFR + 0.43%), 3.65%, due 3/11/2024	1,936,350(a)(b)
5,955,393
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas 0.4%
$ 790,000	TotalEnergies Capital International SA, 2.70%, due 1/25/2023	$787,539
Pharmaceuticals 0.9%
1,910,000	Zoetis, Inc., 3.25%, due 2/1/2023	1,904,477
Pipelines 1.3%
3,040,000	Enbridge, Inc., (SOFR + 0.63%), 4.46%, due 2/16/2024	3,010,300(b)
Real Estate Investment Trusts 2.2%
905,000	American Tower Corp., 3.50%, due 1/31/2023	902,401
4,090,000	Simon Property Group L.P., (SOFR + 0.43%), 4.03%, due 1/11/2024	4,061,760(b)
		4,964,161
Retail 2.4%
2,505,000	Starbucks Corp., (SOFR + 0.42%), 4.24%, due 2/14/2024	2,490,283(b)
2,865,000	Walmart, Inc., 2.55%, due 4/11/2023	2,841,876
		5,332,159
Semiconductors 1.1%
2,462,000	Analog Devices, Inc., (SOFR + 0.25%), 3.77%, due 10/1/2024	2,428,364(b)
Software 0.3%
670,000	Oracle Corp., 2.63%, due 2/15/2023	667,201
Telecommunications 4.5%
	AT&T, Inc.
455,000	(3M USD LIBOR + 0.89%), 5.54%, due 2/15/2023	455,370(b)
4,759,000	(SOFR + 0.64%), 4.10%, due 3/25/2024	4,723,744(b)
570,000	Cisco Systems, Inc., 2.60%, due 2/28/2023	566,864
1,810,000	Rogers Communications, Inc., 3.00%, due 3/15/2023	1,798,947
2,605,000	Verizon Communications, Inc., (SOFR + 0.50%), 3.92%, due 3/22/2024	2,587,906(b)
		10,132,831
Transportation 0.9%
	Union Pacific Corp.
1,370,000	2.95%, due 1/15/2023	1,366,876
750,000	2.75%, due 4/15/2023	743,946
		2,110,822
Total Corporate Bonds (Cost $132,408,467)		131,726,312
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 14.7%
Investment Companies 14.7%
32,948,976	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.66%(c) (Cost $32,948,976)	$32,948,976
Total Investments 91.6% (Cost $206,402,280)		205,187,170
Other Assets Less Liabilities 8.4%		18,762,237(d)
Net Assets 100.0%		$223,949,407

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2022, these securities amounted to $18,964,457, which represents 8.5% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of November 30, 2022 and changes periodically.
(c)	Represents 7-day effective yield as of November 30, 2022.
(d)	Includes the impact of the Fund's open positions in derivatives at November 30, 2022.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At November 30, 2022, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2022	57	Lead	$3,115,763	$290,950
12/2022	49	Nickel	7,902,573	1,455,790
12/2022	131	Primary Aluminum	8,040,125	177,998
12/2022	173	Zinc	13,184,763	104,435
1/2023	117	New York Harbor ULSD	16,188,190	(485,805)
1/2023	44	Platinum	2,286,460	364,698
1/2023	110	Soybean	8,082,250	348,258
1/2023	251	Soybean Meal	10,486,780	459,504
1/2023	159	Soybean Oil	6,857,352	403,374
2/2023	182	Gold 100 Oz.	32,030,180	531,231
3/2023	158	Cocoa	3,946,840	255,710
3/2023	28	Coffee 'c'	1,783,950	(358,874)
3/2023	137	Copper	12,802,650	701,666
3/2023	533	Corn	17,775,550	(417,490)
3/2023	94	Cotton No.2	3,976,670	(464,462)
3/2023	138	Lead	7,571,888	561,740
3/2023	128	Low Sulphur Gasoil	11,545,600	(520,191)
3/2023	94	Natural Gas	5,807,320	488,948
3/2023	41	Nickel	6,649,872	1,212,406
3/2023	7	Palladium	1,306,200	(9,240)
3/2023	72	Primary Aluminum	4,464,000	354,510
3/2023	179	RROB Gasoline	18,015,383	(484,553)
3/2023	73	Silver	7,950,065	97,750
3/2023	226	Sugar 11	4,968,746	380,951
3/2023	102	Wheat	4,057,050	(291,466)
3/2023	146	Wheat	6,568,175	(44,043)
3/2023	188	Zinc	14,271,550	914,242
4/2023	170	Brent Crude Oil	14,761,100	(393,297)
4/2023	35	Cattle Feeder	3,269,000	27,225
4/2023	152	Lean Hogs	5,511,520	(52,160)
4/2023	91	Live Cattle	5,797,610	92,600
4/2023	165	WTI Crude	13,317,150	(290,999)
Total Long Positions			$284,292,325	$5,411,406

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2022	57	Lead	$(3,115,763)	$(274,587)
12/2022	49	Nickel	(7,902,573)	(1,479,826)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2022	131	Primary Aluminum	$(8,040,125)	$(659,031)
12/2022	173	Zinc	(13,184,763)	(485,296)
3/2023	1	Lead	(54,869)	(807)
3/2023	15	Nickel	(2,432,880)	(243,382)
3/2023	35	Primary Aluminum	(2,170,000)	(207,400)
3/2023	32	Zinc	(2,429,200)	(53,962)
Total Short Positions			$(39,330,173)	$(3,404,291)
Total Futures				$2,007,115
At November 30, 2022, the Fund had $26,226,388 deposited in a segregated account to cover margin requirements on open futures.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$40,511,882	$—	$40,511,882
Corporate Bonds#	—	131,726,312	—	131,726,312
Short-Term Investments	—	32,948,976	—	32,948,976
Total Investments	$—	$205,187,170	$—	$205,187,170

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$9,223,986	$—	$—	$9,223,986
Liabilities	(7,216,871)	—	—	(7,216,871)
Total	$2,007,115	$—	$—	$2,007,115

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 97.9%
Aerospace & Defense 2.9%
247	TransDigm Group, Inc.	$155,240
Auto Components 1.1%
2,000	Mobileye Global, Inc. Class A*	57,020
Automobiles 2.4%
676	Tesla, Inc.*	131,617
Biotechnology 2.3%
3,793	Arrowhead Pharmaceuticals, Inc.*	122,135
Capital Markets 4.1%
3,630	Tradeweb Markets, Inc. Class A	223,100
Electronic Equipment, Instruments & Components 8.3%
1,496	Keysight Technologies, Inc.*	270,611
656	Zebra Technologies Corp. Class A*	177,304
		447,915
Health Care Equipment & Supplies 20.7%
3,269	Axonics, Inc.*	223,861
2,069	Dexcom, Inc.*	240,583
3,012	Edwards Lifesciences Corp.*	232,677
447	IDEXX Laboratories, Inc.*	190,364
662	Intuitive Surgical, Inc.*	178,998
340	Masimo Corp.*	49,280
		1,115,763
Hotels, Restaurants & Leisure 1.8%
933	Airbnb, Inc. Class A*	95,297
Interactive Media & Services 5.1%
1,937	Alphabet, Inc. Class C*	196,508
2,718	ZoomInfo Technologies, Inc.*	77,735
		274,243
Internet & Direct Marketing Retail 5.6%
1,515	Amazon.com, Inc.*	146,258
Number of Shares		Value
Internet & Direct Marketing Retail – cont'd
1,181	Etsy, Inc.*	$ 155,998
		302,256
Life Sciences Tools & Services 4.8%
958	Danaher Corp.	261,927
Pharmaceuticals 3.1%
455	Eli Lilly & Co.	168,841
Road & Rail 3.3%
6,071	Uber Technologies, Inc.*	176,909
Semiconductors & Semiconductor Equipment 19.3%
2,622	Advanced Micro Devices, Inc.*	203,546
1,920	Analog Devices, Inc.	330,067
407	ASML Holding NV	247,505
1,542	NVIDIA Corp.	260,953
		1,042,071
Software 13.1%
433	Adobe, Inc.*	149,355
577	Intuit, Inc.	235,179
1,047	Palo Alto Networks, Inc.*	177,885
346	ServiceNow, Inc.*	144,040
		706,459
Total Common Stocks (Cost $5,972,706)		5,280,793
Short-Term Investments 2.1%
Investment Companies 2.1%
115,680	State Street Institutional U.S. Government Money Market Fund Premier Class , 3.66%(a) (Cost $115,680)	115,680
Total Investments 100.0% (Cost $6,088,386)		5,396,473
Liabilities Less Other Assets (0.0)%(b)		(1,078)
Net Assets 100.0%		$5,395,395

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2022.
(b)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$5,280,793	$—	$—	$5,280,793
Short-Term Investments	—	115,680	—	115,680
Total Investments	$5,280,793	$115,680	$—	$5,396,473

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 93.3%
Beverages 6.9%
65,184	Becle SAB de CV	$ 146,895
5,316	Keurig Dr Pepper, Inc.	205,570
		352,465
Diversified Consumer Services 3.3%
8,260	Coursera, Inc.*	115,144
10,980	Rover Group, Inc.*	52,924
		168,068
Entertainment 3.0%
643	Spotify Technology SA*	51,067
1,046	Walt Disney Co.*	102,372
		153,439
Food & Staples Retailing 1.4%
468	Walmart, Inc.	71,333
Food Products 3.3%
4,200	Simply Good Foods Co.*	167,580
Health Care Equipment & Supplies 3.0%
820	EssilorLuxottica SA	153,124
Hotels, Restaurants & Leisure 21.3%
6,340	Basic-Fit NV*(a)	172,436
63	Chipotle Mexican Grill, Inc.*	102,498
5,675	Cie des Alpes*	83,070
9,815	DraftKings, Inc. Class A*	150,366
4,352	Las Vegas Sands Corp.*	203,848
719	Marriott International, Inc. Class A	118,886
35,099	Membership Collective Group, Inc. Class A*	157,945
994	Starbucks Corp.	101,587
		1,090,636
Insurance 2.0%
39,000	ZhongAn Online P&C Insurance Co. Ltd. Class H*(a)	102,158
Interactive Media & Services 3.8%
2,839	Match Group, Inc.*	143,540
5,090	Snap, Inc. Class A*	52,478
		196,018
Internet & Direct Marketing Retail 5.4%
11,865	Farfetch Ltd. Class A*	100,853
8,170	Ocado Group PLC*	61,853
2,920	Overstock.com, Inc.*	77,730
23,890	RealReal, Inc.*	35,596
		276,032
IT Services 2.8%
1,566	Wix.com Ltd.*	141,707
Number of Shares		Value
Leisure Products 1.0%
4,400	Peloton Interactive, Inc. Class A*	$50,072
Multiline Retail 3.5%
1,184	Dollar Tree, Inc.*	177,943
Pharmaceuticals 1.9%
650	Zoetis, Inc.	100,191
Software 1.2%
8,360	Zuora, Inc. Class A*	64,205
Specialty Retail 11.8%
383	Home Depot, Inc.	124,088
8,000	Mister Spex SE*	36,411
2,349	TJX Cos., Inc.	188,038
251	Ulta Beauty, Inc.*	116,675
8,341	Warby Parker, Inc. Class A*	142,047
		607,259
Textiles, Apparel & Luxury Goods 14.4%
3,060	Aritzia, Inc.*	116,403
1,851	Crocs, Inc.*	186,951
15,000	Li Ning Co. Ltd.	120,547
3,230	Moncler SpA	168,361
1,339	NIKE, Inc. Class B	146,875
		739,137
Wireless Telecommunication Services 3.3%
1,132	T-Mobile U.S., Inc.*	171,453
Total Common Stocks (Cost $5,405,491)		4,782,820
Number of Units
Master Limited Partnerships and Limited Partnerships 2.9%
Hotels, Restaurants & Leisure 2.9%
3,553	Cedar Fair LP (Cost $161,288)	148,018
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Short-Term Investments 3.8%
Investment Companies 3.8%
193,305	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.66%(b) (Cost $193,305)	$193,305
Total Investments 100.0% (Cost $5,760,084)		5,124,143
Other Assets Less Liabilities 0.0%(c)		2,031
Net Assets 100.0%		$5,126,174

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2022 amounted to $274,594, which represents 5.4% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of November 30, 2022.
(c)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$3,369,075	65.7%
United Kingdom	320,651	6.2%
France	236,194	4.6%
China	222,705	4.3%
Netherlands	172,436	3.4%
Italy	168,361	3.3%
Mexico	146,895	2.9%
Israel	141,707	2.8%
Canada	116,403	2.3%
Germany	36,411	0.7%
Short-Term Investments and Other Assets—Net	195,336	3.8%
	$5,126,174	100.0%
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Health Care Equipment & Supplies	$—	$153,124	$—	$153,124
Hotels, Restaurants & Leisure	835,130	255,506	—	1,090,636
Insurance	—	102,158	—	102,158
Internet & Direct Marketing Retail	214,179	61,853	—	276,032
Specialty Retail	570,848	36,411	—	607,259
Textiles, Apparel & Luxury Goods	450,229	288,908	—	739,137
Other Common Stocks#	1,814,474	—	—	1,814,474
Total Common Stocks	3,884,860	897,960	—	4,782,820
Master Limited Partnerships and Limited Partnerships#	148,018	—	—	148,018
Short-Term Investments	—	193,305	—	193,305
Total Investments	$4,032,878	$1,091,265	$—	$5,124,143

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

November 30, 2022
Notes to Schedule of Investments ETF Trustß (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Carbon Transition & Infrastructure ETF, Neuberger Berman Commodity Strategy ETF ("Commodity Strategy"), Neuberger Berman Disrupters ETF and Neuberger Berman Next Generation Connected Consumer ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities and master limited partnerships and limited partnerships, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good-faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
Commodity Strategy invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between Commodity Strategy and the CS Subsidiary with the intent that Commodity Strategy will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of November 30, 2022, the value of Commodity Strategy's investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$44,460,642	19.9%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy

Notes to Schedule of Investments ETF Trustß (Unaudited) (cont'd)
Legend

Benchmarks:
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Index Periods/Payment Frequencies:
1M	= 1 Month
3M	= 3 Months
Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy